Segment Information (Tables)	6 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Schedule of segment information

Six Months Ended September 30, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$52	$27	$79
Cost of revenues	-	61	61
Gross profit (loss)	52	(34)	18
Total operating expenses net of depreciation, amortization, and impairment	200	4,717	4,917
Depreciation and amortization	-	148	148
Other (income) expense	-	990	990
Income (loss) from continuing operations	$(148)	$(5,889)	$(6,037)

Three Months Ended September 30, 2019	Trend Holdings	Zest Labs	Total
Segmented operating revenues	$29	$15	$44
Cost of revenues	-	16	16
Gross profit (loss)	29	(1)	28
Total operating expenses net of depreciation, amortization, and impairment	61	2,410	2,471
Depreciation and amortization	-	71	71
Other (income) expense	-	1,875	1,875
Income (loss) from continuing operations	$(32)	$(4,357)	$(4,389)

Segmented assets as of September 30, 2019
Property and equipment, net	$-	$676	$676
Intangible assets, net	$3,223	$-	$3,223
Capital expenditures	$-	$-	$-